UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2018
	(Unaudited)

Shares		Value
Common Stocks (93.92%)
	Major Precious Metals Producers (37.03%)
35,000	Agnico Eagle Mines Limited	1,472,450
41,000	Fresnillo plc	729,575
55,000	Goldcorp Inc.	760,100
45,000	Newmont Mining Corporation	1,758,150
16,000	Randgold Resources Limited ADR	1,331,840
		6,052,115

	Intermediate Precious Metals Producers (30.35%)
225,000	Alamos Gold Inc.	1,172,250
200,000	B2Gold Corp. (a)	546,000
81,000	Detour Gold Corp. (a)	819,267
10,000	Franco-Nevada Corp.	683,900
125,000	New Gold Inc. (a)	322,500
241,000	OceanaGold Corporation	648,648
80,000	SSR Mining, Inc. (a)	768,000
		4,960,565

	Junior Precious Metals Producers (1.03%)
17,500	Osisko Gold Royalties Ltd.	168,858

	Other Natural Resources Companies (25.51%)
34,534	Ciner Resources LP	934,145
24,643	iShares Silver Trust (a)	379,749
8,000	Johnson Matthey PLC	341,385
8,000	Minerals Technologies Inc.	535,600
3,519	Nucor Corp.	214,976
2,694	Sociedad Quimica Y Minera De Chile S.A.	132,410
8,320	South32 Limited	103,501
11,600	SPDR Gold Trust (a)	1,459,164
2,000	Spectra Energy Partners, LP	67,280
		4,168,210

Total common stocks (Cost $19,070,419)		15,349,748

Money Market Fund (4.38%)
716,296	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 1.35% (Cost $716,296)	716,296

Total investments (Cost $19,786,715) (98.30%)		16,066,044
Other assets in excess of liabilities (1.70%)		277,250

Net assets (100.00%)		$ 16,343,294

(a) Non-income producing.

ADR means "American Depositary Receipt." See notes to Schedule of Portfolio Investments.

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2018
	(Unaudited)

Common Stocks (102.19%)
Shares		Value
	Apparel and Accessory Stores (1.89%)
15,000	Hanesbrands Inc. (a)	$ 276,300

	Apparel and other Finished Products Made from Fabrics and Similar Materials (1.57%)
2,200	Carter's, Inc. (a)	229,020

	Automotive Dealers and Gasoline Service Stations (2.22%)
500	AutoZone, Inc. (a) (b)	324,345

	Business Services (31.60%)
1,670	Alphabet Inc. Class A (a) (b)	1,732,024
13,550	Mastercard Incorporated Class A (a)	2,373,418
6,500	Robert Half International Inc. (a)	376,285
1,750	WPP plc (a)	139,213
		4,620,940

	Chemical and Allied Products (13.36%)
900	Biogen Inc. (a) (b)	246,438
11,000	Johnson & Johnson (a)	1,409,650
2,650	United Therapeutics Corporation (a) (b)	297,754
		1,953,842

	Communications (2.78%)
650	The Walt Disney Company (a)	65,286
11,000	Viacom Inc. Class B (a)	341,660
		406,946

	Depository Institutions (5.26%)
7,000	JPMorgan Chase & Co. (a)	769,790

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (4.58%)
6,000	Cirrus Logic, Inc. (a) (b)	243,780
1,500	IPG Photonics Corporation (a) (b)	350,070
1,750	Taiwan Semiconductor Manufacturing Co. Ltd.	76,580
		670,430

	Fabricated Metal Products, except Machinery and Transportation Equipment (1.26%)
1,250	Snap-on Incorporated (a)	184,425

	Food and Kindred Products (0.51%)
1,000	Molson Coors Brewing Company (a)	75,330

	Food Stores (1.15%)
7,000	The Kroger Co. (a)	167,580

	Home Furniture, Furnishings, and Equipment Stores (1.80%)
5,000	Williams-Sonoma, Inc. (a)	263,800

	Industrial and Commerical Machinery and Computer Equipment (3.93%)
2,400	Apple Inc. (a)	402,672
4,000	Cisco Systems, Inc. (a)	171,560
		574,232

	Insurance Carriers (13.55%)
8,330	Berkshire Hathaway, Inc. Class B (a) (b)	1,661,668
1,500	Prudential Financial, Inc. (a)	155,325
200	White Mountains Insurance Group, Ltd. (a)	164,504
		1,981,497

	Miscellaneous Retail (2.34%)
5,500	CVS Health Corporation (a)	342,155

	Real Estate (2.47%)
10,000	Marcus & Millichap, Inc. (a) (b)	360,600

	Security and Commodity Brokers, Dealers, Exchanges, and Services (9.07%)
1,797	Diamond Hill Investment Group, Inc. (a)	371,188
12,000	Federated Investors, Inc. (a)	400,800
6,247	GAMCO Investors, Inc. (a)	155,113
3,700	T. Rowe Price Group, Inc. (a)	399,489
		1,326,590

	Transportation by Air (1.46%)
5,500	Hawaiian Holdings, Inc.	212,850

	Transportation Equipment (1.39%)
3,200	Gentherm Incorporated (a) (b)	108,640
2,500	Winnebago Industries, Inc. (a)	94,000
		202,640

Total common stocks (Cost $7,983,334)		14,943,312

	Master Limited Partnerships (1.21%)
	Electric, Gas, and Sanitary Services (1.21%)
3,000	EQT Midstream Partners, LP (a) (Cost $198,045)	177,090

Money Market Fund (4.81%)
703,883	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 1.35% (Cost $703,883)	703,883

Total investments (Cost $8,885,262) (108.21%)		15,824,285
Liabilities in excess of other assets (-8.21%)		(1,200,263)

Net assets (100.00%)		$ 14,624,022

(a) All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of March 31, 2018, the value of securities pledged as collateral was $1,774,634.
(b) Non-income producing.
See notes to Schedule of Portfolio Investments

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, a Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager's Valuation Committee under the direction of or pursuant to procedures approved by the Fund's Board of Trustees, called "fair value pricing." Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

The following is a summary of the inputs used as of March 31, 2018 in valuing each Fund's assets. Refer to each Fund's Schedule of Portfolio Investments for detailed information on specific investments

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 15,349,748	$ -	$ -	$ 15,349,748
Money market fund	716,296	-	-	716,296
Total investments, at value	$ 16,066,044	$ -	$ -	$ 16,066,044

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 14,943,312	$ -	$ -	$ 14,943,312
Money market fund	703,883	-	-	703,883
Total investments, at value	$ 15,824,285	$ -	$ -	$ 15,824,285

There were no securities transferred from level 1 on December 31, 2017 to level 2 on March 31, 2018.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of March 31, 2018, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 19,786,715	$ 1,440,371	$ (5,161,042)	$ (3,720,671)
Midas Magic	$ 8,885,262	$ 7,222,354	$ (283,331)	$ 6,939,023

Portfolio Concentration
Each Fund operates as a "non-diversified" investment company, which means that the portion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Act and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund's total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund's portfolio, although no single investment can exceed 25% of a Fund's total assets at the time of purchase. A more concentrated portfolio may cause a Fund's net asset value to be more volatile and thus may subject shareholders to more risk.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 21, 2018

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 21, 2018

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)